Cash (Details) - Schedule of Cash - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash (Details) - Schedule of Cash [Line Items]
Cash for immediate withdrawal	$ 2,076	$ 3,574	$ 6,875	$ 1,946
USD [Member]
Cash (Details) - Schedule of Cash [Line Items]
Cash for immediate withdrawal	1,866	3,443
NIS [Member]
Cash (Details) - Schedule of Cash [Line Items]
Cash for immediate withdrawal	$ 210	$ 131